Fair value measurement - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,403,911	€ 1,505,536
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	23,810
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	960,377	1,035,698
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	443,534	446,028
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	216,024	193,395
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,185,525	1,298,003
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	184,880	471,646
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	184,880	471,646
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	184,880	471,646
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	286,175	157,292
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	286,175	157,292
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	286,175	157,292
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	178,793	167,387
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	178,766	159,411
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	27	7,976
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	178,766	159,411
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	27	7,976
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	37,258	33,984
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	23,810
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	37,258	10,174
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	37,258	33,984
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Lease liabilities – Current / Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	443,507	438,052
Lease liabilities – Current / Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	443,507	438,052
Lease liabilities – Current / Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 443,507	€ 438,052